Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 63,921	$ 47,579
Inventories	3,696	5,759
Derivative assets	13,019	15,070
Other current assets	8,795	15,528
Total current assets	89,779	85,934
Long-term assets:
Vessels, net of accumulated depreciation	1,492,998	1,631,380
Right-of-use assets	2,126	2,261
Deferred tax assets	4,358
Derivative assets	7,229	14,378
Total Long-term assets	1,506,711	1,648,019
Total assets	1,596,490	1,733,953
Current liabilities:
Trade accounts payable	10,243	4,268
Accrued expenses	14,775	10,651
Current portion of long-term debt	98,960	369,787
Current lease liabilities	982	715
Income taxes payable	44	699
Current portion of contract liabilities		651
Prepaid charter	467	1,504
Amount due to related parties	$ 2,106	$ 1,717
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Total current liabilities	$ 127,577	$ 389,992
Long-term liabilities:
Long-term debt	857,829	686,601
Lease liabilities	1,144	1,546
Deferred tax liabilities	127	424
Deferred revenues	2,336	3,178
Total long-term liabilities	861,436	691,749
Total liabilities	989,013	1,081,741
Commitments and contingencies
Series A Convertible Preferred Units	84,308	84,308
Partners' capital:
General partner interest	9,285	10,111
Total partners' capital	523,169	567,904
Total liabilities and equity	1,596,490	1,733,953
Related Party
Current assets:
Amounts due from related parties	348	1,998
Other current assets	376	2,403
Current liabilities:
Trade accounts payable	3,203	1,822
Common units
Partners' capital:
Common unitholders	510,013	553,922
Class B unit
Partners' capital:
Common unitholders	$ 3,871	$ 3,871